Consolidated Statements of Changes in Stockholders’ Deficiency - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
[ifrs-full:EquityMember]
Beginning balance, Amount	$ (949,790)	$ (1,164,105)	$ (833,233)
Net loss for the year	(160,856)	(183,934)	(347,963)
Issue of common shares and warrants, net of share issue costs, Amount	0	0	99,800
Expiry of options
Dividend upon redemption of reorganization shares			(82,709)
Issue of common shares for debt, Amount		398,249
Warrants exercised, Amount	79,500
Warrants expired
Ending balance, Amount	$ (1,031,146)	$ (949,790)	$ (1,164,105)
Ending balance, Shares	7,092,709